Net Income Per Common Share - Summary of Computation of Basic and Diluted Net Income (Loss) Per Common Share (Detail) $ / shares in Units, shares in Millions, $ in Millions, $ in Millions		12 Months Ended
		Mar. 31, 2024 CAD ($) $ / shares shares		Mar. 31, 2024 USD ($) shares	Mar. 31, 2023 CAD ($) $ / shares shares		Mar. 31, 2023 USD ($) shares
Text Block [Abstract]
Net income attributable to ordinary shareholders | $		$ 105.2			$ 298.5
Gain on change in fair value of warrants		(12.1)	[1]	$ (9.2)	(47.7)	[1]	$ (37.2)
Net income attributable to ordinary shareholders (diluted) | $		$ 93.1			$ 250.8
Weighted average common shares outstanding	[2]	108.4		108.4	122.7		122.7
Dilutive effect of warrants, restricted share units and performance share units	[1],[2]	24.6		24.6	24.3		24.3
Dilutive weighted average common shares outstanding		133.0		133.0	147.0		147.0
Net income per common share:
Basic | $ / shares		$ 0.97			$ 2.43
Diluted | $ / shares		$ 0.7			$ 1.71

[1]	As at March 31, 2024, 24,179,000 warrants remain outstanding. For the purposes of determining diluted net income per common share, net income for the year ended March 31, 2024 was adjusted for the change in the fair value of the warrants in the amount of $12.1 million (US $9.2 million) as the warrants were determined to be dilutive (March 31, 2023 - $47.7 million; US $37.2 million).
[2]	On May 17, 2022, the Board of Directors granted 141,203 and 556,348 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2023 (“FY2023 Plan”). Further, on March 31, 2023 the Board of Directors granted 457,935 and 404,211 restricted share units and performance share units, respectively, to various employees of the Company under the Omnibus Plan for the fiscal year ended March 31, 2024 (“FY2024 Plan”). For the purposes of determining diluted net income per share, the restricted share units and performance share units are considered contingently issuable potential ordinary shares. The treasury stock method is applied based on the number of units that vest based on achievement of various financial and nonfinancial targets. Based on the achievement of such targets and forfeiture of awards, the restricted share units and performance share units included in diluted net income per share for the year ended March 31, 2024 is 376,268 common shares (March 31, 2023 – 92,293 common shares). See Note 34.